INCOME AND EXPENSES ITEMS - Summary Of Net Impairment Losses On Financial And Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Impairment for trade receivables(Note 12(a))	$ 75	$ 509	$ 205
Impairment for trade receivables for related parties(Note 24(b))	4,565	0	15
Reversal of impairment for trade receivables for related parties	0	(1)	0
Total net impairment loss on financial and contract assets	$ 4,640	$ 508	$ 220